Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Class A Ordinary Shares	Class B Ordinary Shares	Treasury Shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total Company’s shareholders’ equity	Non-controlling interests	Total
Balance at Dec. 31, 2024	$ 5	$ 5		$ 208,701	$ (195,387)	$ (1,432)	$ 11,892	$ 54,342	$ 66,234
Balance (in Shares) at Dec. 31, 2024	51,845,493	46,659,565
Balance (in Shares) at Dec. 31, 2024			(200,000)
Net (loss)/income					(7,394)		(7,394)	1,859	(5,535)
Share-based compensation								742	742
Issuance of ordinary shares, net of offering costs	$ 1			41,630			41,631		41,631
Issuance of ordinary shares, net of offering costs (in Shares)	7,142,858
Shares transfer from Class B ordinary shares to Class A ordinary shares
Shares transfer from Class B ordinary shares to Class A ordinary shares (in Shares)	220,000	(220,000)
Shares repurchase				(15,760)			(15,760)		(15,760)
Shares repurchase (in Shares)			(3,438,557)
Withdrawal of non-controlling shareholders				(921)			(921)	(1,293)	(2,214)
Foreign currency translation						(97)	(97)	1,145	1,048
Balance at Jun. 30, 2025	$ 6	$ 5		233,650	(202,781)	(1,529)	29,351	56,795	86,146
Balance (in Shares) at Jun. 30, 2025	59,208,351	46,439,565
Balance (in Shares) at Jun. 30, 2025			(3,638,557)
Balance at Dec. 31, 2025	$ 6	$ 5		233,014	(199,329)	(1,146)	32,550	58,132	90,682
Balance (in Shares) at Dec. 31, 2025	59,608,351	46,039,565
Balance (in Shares) at Dec. 31, 2025			(3,638,557)
Net (loss)/income					(208)		(208)	3,585	3,377
Repurchase of non-controlling interests				(25)			(25)	(38)	(63)
Foreign currency translation						70	70	2,110	2,180
Balance at Jun. 30, 2026	$ 6	$ 5		$ 232,989	$ (199,537)	$ (1,076)	$ 32,387	$ 63,789	$ 96,176
Balance (in Shares) at Jun. 30, 2026	59,608,351	46,039,565
Balance (in Shares) at Jun. 30, 2026			(3,638,557)